[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(415) 856-7007

davidhearth@paulhastings.com

May 7, 2008	32227.00012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GE Investments Funds, Inc. (File Nos. 2-91369 and 811-04041)

Preliminary Proxy Statement for Small-Cap Equity Fund

Ladies and Gentlemen:

On behalf of the GE Investments Funds, Inc., and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing a preliminary proxy statement and form of proxy in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the Small-Cap Equity Fund (the “Fund”) to be held in June 2008.

The purposes of the Special Meeting are: (1) to approve a new sub-advisory agreement with three proposed new sub-advisers and a new sub-advisory agreement with one current sub-adviser; (2) to approve an amendment to the current Investment Advisory and Administration Agreement with GE Asset Management Incorporated; (3) to approve the use of a “manager of managers” arrangement whereby GE Asset Management Incorporated, the investment adviser to the Fund, under certain circumstances, will be able to hire and replace sub-advisers to the Fund without obtaining shareholder approval; (4) to approve the amendment and/or reclassification of certain fundamental investment policies of the Fund; and (5) to transact such other business as may properly come before the meeting and any adjourned session thereof.

These preliminary proxy materials are substantially similar to those also filed by two affiliated registrants, GE Funds (File Nos. 33-51308 and 811-7142) and GE Institutional Funds (File Nos. 333-29337 and 811-08257).

It is anticipated that the proxy materials will be sent to shareholders on or about May 20, 2008.

Please contact the undersigned at the number above with any comments or questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure